Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expense, Current [Abstract]
Prepaid Expenses
Note 5. Prepaid Expenses
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Prepaid insurance	$5,286	$—
Prepaid research and development costs	639	—
Other prepaid expenses and current assets	656	194

Total	$6,581	$194